Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	$ 345,605	$ 196,112	$ 428,902
Total depreciation, depletion and amortization	164,205	119,220	256,484
Total G&A	90,254	58,326	129,119
Allowance for expected credit losses	0	0	101
Total expenses	600,064	373,658	814,606
Aggregate remuneration (including Directors):
Wages and salaries	75,374	62,662	133,024
Payroll taxes	6,245	5,456	10,380
Benefits	15,898	14,778	29,252
Total employees and benefits expense	97,517	82,896	172,656
Recurring allowance for credit losses
Disclosure of attribution of expenses by nature to their function [line items]
Allowance for expected credit losses	0	0	101
LOE
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	204,623	98,511	231,651
Production taxes
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	39,750	19,993	36,043
Midstream operating expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	37,103	35,563	70,747
Transportation expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	64,129	42,045	90,461
Depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	32,469	29,471	59,358
Depletion
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	131,736	89,749	197,126
Employees administrative costs and professional services
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	47,092	40,482	86,885
Costs associated with acquisitions
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	27,966	3,724	11,573
Other adjusting costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	10,819	10,451	22,375
Non-cash equity compensation
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	$ 4,377	$ 3,669	$ 8,286